Common Stock (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Shares Authorized Total	210,000,000
Common Stock, Shares Authorized	200,000,000	200,000,000
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Voting Rights	Common Stock – par value of $.0001 per share with one vote in respect of each share held. Holders of Common Stock do not have cumulative voting rights
Anti Dilution Provision [Member]
Class of Stock [Line Items]
Anti Dilution Provision Expiration Period	5 years
Anti Dilution Provision One [Member]
Class of Stock [Line Items]
Anti Dilution Provision Expiration Period	5 years
Stock Issued During Period, Shares, Conversion of Convertible Securities	4,626,696
Stock Issued During Period Shares Without Anti Dilution Rights	10,897,946
Anti Dilution Provision Two [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Anti Dilution Rights	10,218,900
Issuance Of Stock Five [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Without Anti Dilution Rights	6,663,199
Issuance Of Stock One [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Without Anti Dilution Rights	48,000